Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Sep. 30, 2016	Sep. 25, 2015
Payables and Accruals [Abstract]
Accrued compensation and employee benefits	$ 17,078	$ 34,331	$ 31,146
Accrued transportation costs	8,835	12,348	13,627
Accrued interest	495	0	9,890
Deferred gain on sale of investment	9,088	9,088	9,121
Product liability	1,550	1,550	2,700
Accrued professional services	6,005	7,038	6,535
Accrued restructuring	1,089	1,380	4,413
Other	22,035	21,376	19,840
Accrued and other current liabilities	$ 66,175	$ 87,111	$ 97,272